Property and Equipment	9 Months Ended
Sep. 30, 2016
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consisted of the following:

	USEFUL	DECEMBER 31,
	LIVES	2014	2015
	(Years)	(in thousands)
Laboratory equipment	3	$4,415	$4,670
Computer equipment and software	3	2,465	2,703
Furniture and fixtures	3-7	678	193
Equipment acquired under capital leases	3-5	3,181	6,165
Leasehold improvements	Shorter of lease term or economic life	1,786	7,588
		12,525	21,319
Less: Accumulated depreciation		(9,005)	(8,968)
		$3,520	$12,351

Depreciation expense, which includes amortization of leased assets, was $1.3 million and $1.9 million for the years ended December 31, 2014 and 2015, respectively. The net book value of property and equipment acquired under capital leases was $1.5 million and $3.5 million at December 31, 2014 and 2015, respectively.

For 2014 and 2015, we capitalized $169,000 and $113,000, respectively, of internally developed software in connection with costs incurred for the upgrade and integration of our ERP, CRM and production systems. The net book value of internally developed software was $597,000 and $364,000 at December 31, 2014 and 2015, respectively.